Note 5 - Environmental and Reclamation Activities (Tables)	12 Months Ended
Dec. 31, 2025
Environmental and Reclamation Activities [Abstract]
Schedule of Reclamation and Closure Costs Liabilities

The liabilities accrued for our reclamation and closure costs at December 31, 2025 and 2024 were as follows (in thousands):

	2025	2024
Operating properties:
Greens Creek	$51,634	$38,737
Lucky Friday	14,914	10,982
Keno Hill	3,733	3,500
Non-operating properties:
Nevada	35,885	33,700
Troy mine	3,007	3,385
Johnny M	9,703	10,148
All other sites	7,410	7,454
Total	126,286	107,906
Reclamation and closure costs, current	(13,795)	(13,748)
Reclamation and closure costs, non-current	$112,491	$94,158

Schedule of Reclamation and Closure Costs Activities

The activity in our accrued reclamation and closure cost liability for the years ended December 31, 2025, 2024 and 2023 was as follows (in thousands):

Balance at January 1, 2023	105,647
Accruals for estimated costs and revisions due to changes in reclamation plans	4,643
Accretion expense	6,217
Payment of reclamation obligations	(7,205)
Balance at December 31, 2023	109,302
Accruals for estimated costs and revisions due to changes in reclamation plans	816
Accretion expense	6,285
Payment of reclamation obligations	(8,497)
Balance at December 31, 2024	107,906
Accruals for estimated costs and revisions due to changes in reclamation plans	17,647
Accretion expense	6,157
Payment of reclamation obligations	(5,424)
Balance at December 31, 2025	$126,286

Schedule of Change in Asset Retirement Obligation

	2025	2024
Balance January 1	$107,906	$109,302
Changes in obligations due to changes in reclamation plans	17,647	816
Accretion expense	6,157	6,285
Payment of asset retirement obligations	(5,424)	(8,497)
Balance at December 31	$126,286	$107,906